October 19, 2004

DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK PORTFOLIO

Supplement to Prospectus Dated May 1, 2004

Effective October 20, 2004, the following sentence supersedes and replaces the fourth paragraph contained in the section in the portfolio’s prospectus entitled “Management”.

Sean P. Fitzgibbon serves as the primary portfolio manager of the portfolio. Mr.
Fitzgibbon has held this position and been employed by Dreyfus since October 2004.	He
is also a Senior Vice President, portfolio manager, analyst and a member of the U.S.
Large Cap Core Equity Team at The Boston Company Asset Management, LLC, a
Dreyfus affiliate, where he has been employed since 1991.

October 19, 2004

DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK PORTFOLIO

Supplement to Statement of Additional Information
Dated May 1, 2004

Effective October 20, 2004, the following portfolio managers supersede and replace the portfolio manager named for the Disciplined Stock Portfolio in the section of the Fund’s Statement of Additional Information entitled “Management Arrangements-Portfolio Management”.

Portfolio	Portfolio Manager
Disciplined Stock	Sean P. Fitzgibbon
Martin D. Stephan